Goodwill and Intangible Assets - Summary of Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2024	$ 3,113
2025	3,110
2026	3,107
2027	2,718
2028 and thereafter	$ 4,523